COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments and Other Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Capital commitments	$ 138,031
Rental and right to use expenses (including contingent fees)	$ 45,783	$ 37,349	$ 39,667
Operating leases - as lessee, last expiry date	2033-07
Minimum rental and right to use expenses	$ 30,532	32,228	32,864
Contingent rental and right to use expenses	15,251	5,121	6,803
Contingent fees earned	$ 27,457	$ 23,461	$ 12,898
Operating leases - as grantor, last expiry date	2026-05